Shareholder Report, Average Annual Return (Details) 193867_Innovator U.S. Equity Accelerated 9 Buffer ETF - April_TF_TSR Annual {TF}	12 Months Ended	55 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated 9 Buffer ETF - April NAV
Average Annual Return, Percent	14.21%	9.26%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	14.24%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	12.58%